Discontinued Operations	6 Months Ended
Jun. 30, 2024
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

Note 4 — Discontinued Operations

In August 11, 2023, the Company discontinued its SaaS services in the Mainland of China. On August 11, 2023, Infobird Co., Ltd, a Cayman Island exempted company (the “Company”), entered into an equity transfer agreement (the “Agreement”) with CRservices Limited (“CRservices”), a Mahé Island limited company and a shareholder of the Company, pursuant to which, the Company agreed to sell all the issued shares of Infobird HK, a limited company incorporated under the laws of Hong Kong and a wholly owned subsidiary of the Company, for a consideration of HK$10,000. On the same day, the Company discontinued its SaaS services in the Mainland of China.

As a result, the result of operations for the Company’s Mainland SaaS services business are reported as discontinued operations under the guidance of ASC 205.

Reconciliation of the amounts of major classes of income and losses from discontinued operations in the unaudited condensed consolidated statements of operations and comprehensive loss for the six months ended June 30, 2024 and 2023.

	For the Six Months Ended
	June 30,	June 30,
	2024	2023

REVENUES	$—	$2,265,425
COST OF REVENUES	—	1,406,787

GROSS PROFIT	—	858,638

OPERATING EXPENSES:
Selling	—	545,824
General and administrative	—	909,818
Research and development	—	695,294
Long-live assets impairment	—	2,621,079
Total operating expenses	—	4,772,015

LOSS FROM OPERATIONS	—	(3,913,377)

OTHER INCOME (EXPENSE)
Interest income	—	1,282
Interest expense	—	(22,808)
Other (expense) income, net	—	(166,516)
Total other income (expense), net	—	(188,042)

LOSS BEFORE INCOME TAXES	—	(4,101,419)

PROVISION FOR (BENEFIT OF) INCOME TAXES	—	—

NET LOSS FROM DISCONTINUED OPERATIONS	—	(4,101,419)